Supplementary cash flow information - Non-cash (credits) charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Depreciation and depletion	$ 160,469	$ 172,324
Delivery into prepaid sales (Note 13)	(60,000)	0
Share-based payments (Note 12)	18,127	13,651
Gain on sale of Lynn Lake royalty (Note 8)	(6,593)	0
Write-down of mineral property interests (Note 8)	4,150	5,068
Provision for non-recoverable input taxes	2,180	2,767
Unrealized loss on fair value of convertible notes (Note 10)	11,144	46,742
Loss on sale of mineral properties (Note 8)	0	9,886
Unrealized gain on derivative instruments (Note 14)	(9,684)	(22,697)
Write-down of long-term investments (Note 7)	1,613	2,856
Deferred income tax (recovery) expense (Note 16)	(20,170)	4,866
Accretion of mine restoration provisions (Note 11)	1,855	1,144
Other	6,727	8,827
Non-cash (credits) charges	$ 109,818	$ 245,434